UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1


This Amendment (Check only one):   |X| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Trafelet & Company, LLC

Address:    900 Third Avenue
            Floor 5
            New York, NY 10022

13F File Number: 28- 10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Financial Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer            New York, New York              May 15, 2003
-----------------------     --------------------------   ----------------------
     [Signature]              [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   $249,596
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


            No.           Form 13F              File Number Name
            1             28-                   Delta Offshore, Ltd.

                                                      FORM 13F TRAFELET & COMPANY
                                                             March 31, 2003



COLUMN 1                           COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR  SH/ PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      X$1000)   PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE


AMERICA SVC GROUP INC            COM              02364l109    6668      512954   SH        SOLE         0     512954   0      0
AMERICA SVC GROUP INC            COM              02364l109    3208      246754   SH        SOLE         1     246754   0      0
ARGOSY GAMING CORP COM           COM              040228108    5495      275000   SH        SOLE         0     275000   0      0
ARGOSY GAMING CORP COM           COM              040228108    2857      143000   SH        SOLE         1     143000   0      0
BOYD GAMING CORP COM             COM              103304101     845       66300   SH        SOLE         0      66300   0      0
BOYD GAMING CORP COM             COM              103304101     567       44500   SH        SOLE         1      44500   0      0
CANADIAN NATURAL RESOURCES CA    COM              136385101    2890       85000   SH        SOLE         0      85000   0      0
CANADIAN NATURAL RESOURCES CA    COM              136385101    1421       41800   SH        SOLE         1      41800   0      0
CELADON GROUP INC COM            COM              150838100    3991      502691   SH        SOLE         0     502691   0      0
CELADON GROUP INC COM            COM              150838100    1838      231491   SH        SOLE         1     231491   0      0
COMPANIA ANONIMA NACIONAL TELE   ADRS STOCKS      204421101    1998      222500   SH        SOLE         0     222500   0      0
COMPANIA ANONIMA NACIONAL TELE   ADRS STOCKS      204421101     997      111000   SH        SOLE         1     111000   0      0
CROWN HOLDINGS INC               COM              228368106   17442     3103600   SH        SOLE         0    3103600   0      0
CROWN HOLDINGS INC               COM              228368106    9098     1618900   SH        SOLE         1    1618900   0      0
DAN RIVER INC COM                COM              235774106    4996     1469500   SH        SOLE         0    1469500   0      0
DAN RIVER INC COM                COM              235774106    2461      723700   SH        SOLE         1     723700   0      0
DEAN FOODS CO NEW                COM              242370104    5578      130000   SH        SOLE         0     130000   0      0
DEAN FOODS CO NEW                COM              242370104    2768       64500   SH        SOLE         1      64500   0      0
DECKER OUTDOOR CORP COM          COM              243537107     869      206800   SH        SOLE         0     206800   0      0
DECKER OUTDOOR CORP COM          COM              243537107     451      107400   SH        SOLE         1     107400   0      0
FINISH LINE INC CL A             COM              317923100    3638      242500   SH        SOLE         0     242500   0      0
FINISH LINE INC CL A             COM              317923100    1890      126000   SH        SOLE         1     126000   0      0
GYMBOREE CORP COM                COM              403777105    4392      292000   SH        SOLE         0     292000   0      0
GYMBOREE CORP COM                COM              403777105    2283      151800   SH        SOLE         1     151800   0      0
HARVEST NATURAL RESOURCES INC    COM              41755V103    1408      289800   SH        SOLE         0     289800   0      0
HARVEST NATURAL RESOURCES INC    COM              41754V103     733      150900   SH        SOLE         1     150900   0      0
HOLLYWOOD ENTERTAINMENT CORP     COM              436141105   10746      672040   SH        SOLE         0     672040   0      0
HOLLYWOOD ENTERTAINMENT CORP     COM              436141105    5597      350040   SH        SOLE         1     350040   0      0
JARDEN CORP Com                  COM              471109108   13408      515700   SH        SOLE         0     515700   0      0
JARDEN CORP Com                  COM              471109108    6843      263200   SH        SOLE         1     263200   0      0
KIRKLANDS INC                    COM              497498105    9716      777300   SH        SOLE         0     777300   0      0
KIRKLANDS INC                    COM              497498105    5118      409400   SH        SOLE         1     409400   0      0
LENNOX INTL. INCORPORATED        COM              526107107    1829      127000   SH        SOLE         0     127000   0      0
LENNOX INTL. INCORPORATED        COM              526107107     953       66200   SH        SOLE         1      66200   0      0
MARVEL ENTERPRISES INC           COM              57383M108   11389      824100   SH        SOLE         0     824100   0      0
MARVEL ENTERPRISES INC           COM              57383M108    6030      436300   SH        SOLE         1     436300   0      0
NATIONAL RESEARCH CORP COM       COM              637372103    1833      163700   SH        SOLE         0     163700   0      0
NATIONAL RESEARCH CORP COM       COM              637372103     952       85000   SH        SOLE         1      85000   0      0
OWENS ILL INC COM NEW            COM              690768403     632       69900   SH        SOLE         0      69900   0      0
OWENS ILL INC COM NEW            COM              690768403     423       46800   SH        SOLE         1      46800   0      0
PACKAGING DYNAMICS CORP COM      COM              695160101    1313      208400   SH        SOLE         0     208400   0      0
PACKAGING DYNAMICS CORP COM      COM              695160101     678      107600   SH        SOLE         1     107600   0      0
PARKER DRILLING CO USD COM       COM              701081101    3323     1402100   SH        SOLE         0    1402100   0      0
PARKER DRILLING CO USD COM+A25   COM              701081101    1728      729100   SH        SOLE         1     729100   0      0
PREMCOR INC Com                  COM              74045Q104   11047      430000   SH        SOLE         0     430000   0      0
PREMCOR INC Com                  COM              74045Q104    5744      223600   SH        SOLE         1     223600   0      0
REDWOOD TR INC COM               COM              758075402    1368       42100   SH        SOLE         0      42100   0      0
REDWOOD TR INC COM               COM              758075402     709       21800   SH        SOLE         1      21800   0      0
SCIENTIFIC GAMES COM STK         COM              80874P109   13463     2493100   SH        SOLE         0    2493100   0      0
SCIENTIFIC GAMES COM STK         COM              80874P109    6960     1288800   SH        SOLE         1    1288800   0      0
SUNOCO INC                       COM              86764P109    2011       55000   SH        SOLE         0      55000   0      0
SUNOCO INC                       COM              86764P109    1046       28600   SH        SOLE         1      28600   0      0
TESORO PETROLEUM CORP            COM              881609101    7400     1000000   SH        SOLE         0    1000000   0      0
TESORO PETROLEUM CORP            COM              881609101    3848      520000   SH        SOLE         1     520000   0      0
U S INDS INC NEW COM             COM              912080108    3853      973000   SH        SOLE         0     973000   0      0
U S INDS INC NEW COM             COM              912080108    2004      506000   SH        SOLE         1     506000   0      0
ULTRA PETROLEUM CORP COM         COM              903914109    1810      205000   SH        SOLE         0     205000   0      0
ULTRA PETROLEUM CORP COM         COM              903914109     923      104500   SH        SOLE         1     104500   0      0
VALERO ENERGY CORP COMSTK        COM              91913Y100    8959      216500   SH        SOLE         0     216500   0      0
VALERO ENERGY CORP COMSTK        COM              91913Y100    4659      112600   SH        SOLE         1     112600   0      0
WALLACE COMPUTER SERVICES INC    COM              932270101    3737      150000   SH        SOLE         0     150000   0      0
WALLACE COMPUTER SERVICES INC    COM              932270101    1918       77000   SH        SOLE         1      77000   0      0
WEBEX COMMUNICATIONS INC         OPTIONS - PUTS   94767L0RV    3105      300000   SH  PUT   SOLE         0     300000   0      0
WEBEX COMMUNICATIONS INC         OPTIONS - PUTS   94767L0RV    1615      156000   SH  PUT   SOLE         1     156000   0      0
               Records          37 Total Mkt Value           249596







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